OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

November 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Capital Appreciation Fund (the “Registrant”)

Reg. No. 2-69719; File No. 811-3105

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2016.

Sincerely,

/s/ Emily Ast
------------------------------------------
Emily Ast
Vice President and Assistant Counsel
(212) 323-5086
east@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Gloria LaFond
Taylor V. Edwards, Esq.